UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
 (Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
 (Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
 (Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.
Schedule of Investments March 31, 2016 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 75.2%
Chemicals - 0.4%
E.I. Du Pont de Nemours	1,500	$94,980
Consumer Discretionary - 8.2%
Darden Restaurants	4,900	324,870
DreamWorks Animation SKG, Class A *	14,700	366,765
McDonald's	5,900	741,512
Yum! Brands	6,600	540,210
		1,973,357
Consumer Staples - 15.9%
Campbell Soup	4,100	261,539
Coca-Cola	13,500	626,265
Colgate-Palmolive	4,600	324,990
Diageo - ADR	4,830	521,012
Edgewell Personal Care	3,300	265,749
Energizer Holdings	2,700	109,377
Mondelez International, Class A	10,650	427,278
Tootsie Roll Industries	22,619	790,301
Walgreens Boots Alliance	4,150	349,596
Wal-Mart Stores	2,240	153,418
		3,829,525
Diversified Financial Services - 3.7%
Legg Mason	9,250	320,790
Leucadia National	10,300	166,551
T. Rowe Price Group	5,400	396,684
		884,025
Energy - 3.8%
Clayton Williams Energy *	4,400	39,248
ConocoPhillips	6,200	249,674
Hess	7,100	373,815
Noble Energy	7,900	248,139
		910,876
Healthcare - 10.0%
Abbott Laboratories	15,200	635,816
AstraZeneca - ADR	12,100	340,736
Eli Lilly & Co.	2,600	187,226
GlaxoSmithKline - ADR	6,850	277,767
Johnson & Johnson	4,900	530,180
Merck & Co.	8,200	433,862
		2,405,587
Industrials - 2.2%
Eaton	8,550	534,888
Information Technology - 8.2%
Automatic Data Processing	4,000	358,840
Comtech Telecommunications	11,600	271,092
FLIR Systems	14,850	489,307
Microsoft	7,050	389,372
Paychex	3,000	162,030
Science Applications International	5,600	298,704
		1,969,345
Insurance - 11.7%
American International Group	3,700	199,985
Berkshire Hathaway, Class B *	3,400	482,392
CNA Financial	4,100	131,938
Donegal Group, Class A	7,100	102,098
Endurance Specialty Holdings	6,600	431,244
First American Financial	4,500	171,495
Loews	9,100	348,166
RenaissanceRe Holdings	1,914	229,355

Selective Insurance Group	7,600	278,236
State Auto Financial	19,700	434,582
		2,809,491
Metals & Mining - 0.3%
Alamos Gold, Class A	12,322	65,185
Paper & Forest Products - 3.8%
Domtar	16,451	666,265
Louisiana-Pacific *	14,800	253,376
		919,641
Real Estate - 3.4%
Four Corners Property Trust	21,348	383,197
Post Properties	7,250	433,115
		816,312
Telecommunication Services - 2.5%
Telephone & Data Systems	20,000	601,800
Utilities - 1.1%
FirstEnergy	4,100	147,477
TransAlta	26,500	123,225
		270,702
Total Common Stocks
(Cost $16,356,326)		18,085,714

CONVERTIBLE BONDS - 18.2%	Par
Healthcare - 4.1%
Hologic
0.000%, 12/15/2043	$550,000	683,375
Medicines
1.375%, 06/01/2017	232,000	294,785
		978,160
Industrials - 3.0%
Chart Industries
2.000%, 08/01/2018	825,000	732,703
Information Technology - 4.6%
HomeAway
0.125%, 04/01/2019	500,000	487,650
Verint Systems
1.500%, 06/01/2021	700,000	616,438
		1,104,088
Metals & Mining - 3.6%
RTI International
1.625%, 10/15/2019	825,000	863,156
Real Estate - 2.9%
Forestar Group
3.750%, 03/01/2020	825,000	712,594
Total Convertible Bonds
(Cost 4,603,628)		4,390,701

CORPORATE BONDS - 3.9%
Consumer Staples - 2.4%
CVS Health
2.250%, 08/12/2019	263,000	269,585
Walgreens Boots Alliance
2.700%, 11/18/2019	300,000	306,212
		575,797
Healthcare - 1.5%
Amgen
2.200%, 05/22/2019	350,000	358,043
Total Corporate Bonds
(Cost $918,171)		933,840

SHORT-TERM INVESTMENT - 3.0%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.230%^
(Cost $722,347)	722,347	722,347

Total Investments - 100.3%
(Cost $22,600,472)		24,132,602
Other Assets and Liabilities, Net - (0.3)%		(62,911)
Total Net Assets - 100.0%		$24,069,691

* Non-income producing security
ADR - American Depositary Receipt
^ The rate shown is the annualized seven-day effective yield as of March 31, 2016.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2016, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$18,085,714	$-	$-	$18,085,714
Convertible Bonds	-	4,390,701	-	4,390,701
Corporate Bonds	-	933,840	-	933,840
Short-Term Investment	722,347	-	-	722,347
Total Investments	$18,808,061	$5,324,541	$-	$24,132,602

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments March 31, 2016 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 88.7%
Banks - 18.0%
Banc of California	60,100	$1,051,750
Beneficial Bancorp *	80,600	1,103,414
Blue Hills Bancorp	60,800	831,136
Capital City Bank Group	21,100	307,849
Central Pacific Financial	45,300	986,181
Chicopee Bancorp	26,200	462,168
Citigroup	19,270	804,522
Clifton Bancorp	86,784	1,312,174
First Connecticut Bancorp	47,300	754,908
HomeTrust Bancshares *	118,400	2,170,272
Investors Bancorp	68,800	800,832
OceanFirst Financial	96,000	1,697,280
Oritani Financial	42,550	722,074
SI Financial Group	48,600	676,998
Waterstone Financial	100,100	1,369,368
Westfield Financial	100,500	847,215
		15,898,141
Chemicals - 1.8%
H.B. Fuller	36,300	1,540,935
Consumer Discretionary - 6.5%
Darden Restaurants	10,400	689,520
Del Frisco's Restaurant Group *	66,300	1,099,254
Home Depot	11,900	1,587,817
Hyatt Hotels, Class A *	16,600	821,534
McDonald's	12,400	1,558,432
		5,756,557
Consumer Staples - 7.8%
Church & Dwight	22,600	2,083,268
Diageo - ADR	7,200	776,664
Lancaster Colony	9,500	1,050,415
Stock Spirits Group	396,800	836,331
Tootsie Roll Industries	61,304	2,141,946
		6,888,624
Diversified Financial Services - 6.7%
Federated Investors, Class B	62,400	1,800,240
Franklin Resources	26,600	1,038,730
Legg Mason	26,200	908,616
Leucadia National	50,500	816,585
T. Rowe Price Group	18,900	1,388,394
		5,952,565
Energy - 3.6%
Hess	35,100	1,848,015
Noble Energy	42,400	1,331,784
		3,179,799

Healthcare - 5.7%
Aralez Pharmaceuticals *	68,600	243,530
AstraZeneca - ADR	16,200	456,192
Haemonetics *	21,900	766,062
Invacare	27,400	360,858
Merck & Co.	24,148	1,277,671
Patterson Companies	41,700	1,940,301
		5,044,614
Industrials - 7.0%
Celadon Group	58,100	608,888
CIRCOR International	41,200	1,911,268
Landstar System	19,700	1,272,817
Powell Industries	38,400	1,144,704
Tyco International	33,300	1,222,443
		6,160,120
Information Technology - 9.1%
Comtech Telecommunications	19,300	451,041
FLIR Systems	47,300	1,558,535
Maxim Integrated Products	20,300	746,634
Microsoft	26,600	1,469,118
Paychex	23,800	1,285,438
Synopsys *	11,600	561,904
VeriSign *	9,900	876,546
Xilinx	23,600	1,119,348
		8,068,564
Insurance - 16.8%
AMERISAFE	8,500	446,590
Brown & Brown	67,200	2,405,760
CNA Financial	15,100	485,918
Endurance Specialty Holdings	39,800	2,600,532
Federated National Holding	36,500	717,590
Infinity Property & Casualty	10,392	836,556
Primerica	30,300	1,349,259
ProAssurance	11,900	602,140
RenaissanceRe Holdings	12,100	1,449,943
Safety Insurance Group	7,400	422,244
Selective Insurance Group	25,300	926,233
State National Companies	60,400	761,040
Validus Holdings	38,700	1,826,253
		14,830,058
Metals & Mining - 2.0%
Kinross Gold *	132,100	449,140
Newmont Mining	49,900	1,326,342
Victoria Gold *	96,500	16,405
		1,791,887
Paper & Forest Products - 0.6%
Domtar	12,300	498,150
Real Estate - 2.1%
Easterly Government Properties	200	3,704
Forestar Group *	29,700	387,288
Four Corners Property Trust	18,547	332,918
Parkway Properties	69,750	1,092,285
		1,816,195

Utilities - 1.0%
Public Service Enterprise Group	19,100	900,374
Total Common Stocks
(Cost $70,828,480)		78,326,583

CONVERTIBLE BONDS - 2.9%	Par
Healthcare - 2.5%
Hologic
2.000%, 12/15/2037	$1,000,000	1,505,000
Medicines
1.375%, 06/01/2017	525,000	667,078
		2,172,078
Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020	450,000	388,688
Total Convertible Bonds
(Cost $2,230,814)		2,560,766

SHORT-TERM INVESTMENT - 8.4%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.230%^
(Cost $7,442,206)	7,442,206	7,442,206

Total Investments - 100.0%
(Cost $80,501,500)		88,329,555
Other Assets and Liabilities, Net - (0.0)%		(49,272)
Total Net Assets - 100.0%		$88,280,283

* Non-income producing security
ADR - American Depositary Receipt
^ The rate shown is the annualized seven-day effective yield as of March 31, 2016.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2016, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$78,326,583	$-	$-	$78,326,583
Convertible Bonds	-	2,560,766	-	2,560,766
Short-Term Investment	7,442,206	-	-	7,442,206
Total Investments	$85,768,789	$2,560,766	$-	$88,329,555

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$22,600,472	$80,501,500

Gross unrealized appreciation	3,027,462	12,218,151
Gross unrealized depreciation	(1,495,332)	(4,390,096)
Net unrealized appreciation	$1,532,130	$7,828,055

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date  May 24, 2016

By (Signature and Title) /s/ Peter N. Perugini
                                           Peter N. Perugini, Treasurer

Date May 24, 2016